Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)
Ordinary shares, Authorized ordinary shares	100,000,000	100,000,000
Ordinary shares, Issued ordinary shares	24,252,096	15,652,176
Ordinary shares, outstanding shares	24,252,096	15,652,176